OPERATING LEASE COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 4. OPERATING LEASE COMMITMENTS

 The Company leases approximately 37,000 square feet of manufacturing, laboratory and office space in a single-story building located in Franklin, Massachusetts under a lease expiring October 31, 2017 and approximately 1,060 square feet of residential space as a corporate apartment in Franklin, Massachusetts under a lease expiring July 24, 2014.

 The Company also leases approximately 7,900 square feet of corporate office space in a multi-story building located in Philadelphia, Pennsylvania under a lease expiring May 31, 2017.

 Future minimum lease payments for each of the next 5 years under these operating leases are as follows:

	Franklin	Philadelphia	Total
For the period ending September 30,
2013	$113,000	$46,000	$159,000
2014	447,000	187,000	634,000
2015	444,000	192,000	636,000
2016	454,000	196,000	650,000
2017	382,000	82,000	464,000
Total	$1,840,000	$703,000	$2,543,000

 The Company’s facilities lease expense, including accruals for lease incentives, was approximately $141,000 and $56,000 for the three months ended September 30, 2013 and 2012, respectively, and $530,000 and $207,000 for the nine months ended September 30, 2013 and 2012, respectively.

The Company leases approximately 37,000 square feet of manufacturing, laboratory and office space in a single-story building located in Franklin, Massachusetts under a lease expiring October 31, 2017.

The Company also leases approximately 7,900 square feet of corporate office space in a multi-story building located in Philadelphia, Pennsylvania under a lease expiring May 31, 2017.

Future minimum lease payments for each of the next five years under these operating leases at December 31, 2012 are approximately as follows:

Year Ending December 31, 2012:	Franklin	Philadelphia	Total
2013	$421,000	$185,000	$606,000
2014	431,000	189,000	620,000
2015	441,000	194,000	635,000
2016	451,000	198,000	649,000
2017	383,000	83,000	466,000
Total	$2,127,000	$849,000	$2,976,000

The Company’s facilities lease expense was approximately $339,000, $224,000 and $169,000 for the years ended December 31, 2012, 2011 and 2010, respectively.